UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-22496

American Funds Global Balanced Fund

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: January 31, 2019

Laurie D. Neat

American Funds Global Balanced Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

IMAGE OMITTED [img9a2532fd1.jpg]

American Funds Global Balanced FundSM

Investment portfolio

January 31, 2019

unaudited

Common stocks 58.72% Health care 8.81%	Shares	Value (000)
Abbott Laboratories	3,182,879	$232,287
Novartis AG1	2,604,950	227,344
AbbVie Inc.	2,661,800	213,716
Gilead Sciences, Inc.	2,785,000	194,978
Amgen Inc.	616,246	115,306
Thermo Fisher Scientific Inc.	436,000	107,112
Stryker Corp.	560,150	99,466
Daiichi Sankyo Co., Ltd.1	2,862,000	99,082
UnitedHealth Group Inc.	245,000	66,199
Johnson & Johnson	470,000	62,548
GlaxoSmithKline PLC1	2,416,100	46,937
Teva Pharmaceutical Industries Ltd. (ADR)	1,478,500	29,348
Chugai Pharmaceutical Co., Ltd.1	348,300	20,537
Hologic, Inc.2	388,000	17,227
Grifols, SA, Class A, non-registered shares1	235,172	6,131
Grifols, SA, Class B, preferred nonvoting, non-registered shares1	19,228	358
		1,538,576
Energy 8.02%
Royal Dutch Shell PLC, Class B1	8,192,400	254,840
Royal Dutch Shell PLC, Class A1	2,960,056	91,814
TOTAL SA1	3,916,474	214,908
BP PLC1	21,009,351	143,180
Canadian Natural Resources, Ltd. (CAD denominated)	4,283,000	114,967
Enbridge Inc. (CAD denominated)	2,354,402	86,027
Enbridge Inc. (CAD denominated)3	758,336	27,708
Exxon Mobil Corp.	1,391,000	101,932
Noble Energy, Inc.	3,200,000	71,488
TransCanada Corp.	1,137,350	48,370
Eni SpA1	2,800,000	47,424
Halliburton Co.	1,500,000	47,040
ONEOK, Inc.	583,800	37,486
Schlumberger Ltd.	762,000	33,688
EOG Resources, Inc.	324,000	32,141
Petróleo Brasileiro SA (Petrobras), preferred nominative (ADR)	1,132,901	16,019
Petróleo Brasileiro SA (Petrobras), preferred nominative	1,355,000	9,504
Kinder Morgan, Inc.	774,663	14,021
Chesapeake Energy Corp.2	2,750,000	7,837
		1,400,394
Communication services 7.41%
Netflix, Inc.2	718,950	244,083
Tencent Holdings Ltd.1	4,182,000	188,160
Alphabet Inc., Class C2	84,806	94,675
Alphabet Inc., Class A2	71,575	80,585
Verizon Communications Inc.	2,631,000	144,863
Facebook, Inc., Class A2	836,600	139,453

American Funds Global Balanced Fund — Page 1 of 20

unaudited

Common stocks (continued) Communication services (continued)	Shares	Value (000)
Yandex NV, Class A2	2,360,086	$79,252
Nippon Telegraph and Telephone Corp.1	1,797,000	77,129
SoftBank Group Corp.1	940,000	73,760
BCE Inc. (CAD denominated)	1,205,000	52,393
LG Uplus Corp.1	3,653,158	49,601
United Internet AG1	1,199,000	47,454
ITV PLC1	13,375,000	22,704
		1,294,112
Consumer staples 6.58%
British American Tobacco PLC1	4,936,957	174,188
British American Tobacco PLC (ADR)	454,516	16,036
Imperial Brands PLC1	5,722,600	189,619
Philip Morris International Inc.	2,064,218	158,367
Altria Group, Inc.	2,849,795	140,637
Pernod Ricard SA1	837,000	139,025
Nestlé SA1	1,205,791	105,025
Walgreens Boots Alliance, Inc.	1,020,200	73,720
Meiji Holdings Co., Ltd.1	762,500	58,916
Kirin Holdings Co., Ltd.1	1,904,500	45,328
Coca-Cola Co.	700,000	33,691
Shiseido Co., Ltd.1	153,000	9,101
Thai Beverage PCL1	11,785,200	6,399
		1,150,052
Financials 6.48%
Zurich Insurance Group AG1	579,125	181,909
HDFC Bank Ltd.1	3,701,520	108,509
Prudential PLC1	4,084,495	79,691
BNP Paribas SA1	1,621,800	76,217
UBS Group AG1	5,469,627	70,894
Itaúsa - Investimentos Itaú SA, preferred nominative	14,374,617	53,207
Banca Mediolanum SpA1	8,425,275	51,383
Royal Bank of Canada	670,000	51,002
Société Générale1	1,315,000	40,936
Sampo Oyj, Class A1	815,000	37,305
Barclays PLC1	17,436,861	36,219
HSBC Holdings PLC (HKD denominated)1	4,132,324	35,023
AIA Group Ltd.1	3,775,200	33,926
Lloyds Banking Group PLC1	38,308,000	29,157
ABN AMRO Group NV, depository receipts1	1,167,000	29,086
Insurance Australia Group Ltd.1	5,628,645	29,063
Bankia, SA1	9,328,000	27,153
JPMorgan Chase & Co.	255,000	26,393
CME Group Inc., Class A	137,000	24,972
KB Financial Group Inc.1	575,000	24,738
Principal Financial Group, Inc.	488,500	24,459
Bank of China Ltd., Class H1	32,695,000	15,207
China Construction Bank Corp., Class H1	12,244,000	11,058
Kotak Mahindra Bank Ltd.1	610,000	10,778
ICICI Bank Ltd.1	1,469,000	7,530
Agricultural Bank of China Ltd., Class H1	11,660,000	5,536
Bank of Montreal	70,000	5,124

American Funds Global Balanced Fund — Page 2 of 20

unaudited

Common stocks (continued) Financials (continued)	Shares	Value (000)
Intesa Sanpaolo SpA1	1,614,000	$3,688
Hana Financial Group Inc.1	44,400	1,601
		1,131,764
Information technology 6.36%
Microsoft Corp.	2,688,300	280,739
Broadcom Inc.	847,700	227,396
Intel Corp.	3,229,500	152,174
Taiwan Semiconductor Manufacturing Co., Ltd.1	11,975,000	88,745
Atlassian Corporation PLC, Class A2	679,786	66,891
Tokyo Electron Ltd.1	329,500	47,393
Qorvo, Inc.2	700,000	45,752
Accenture PLC, Class A	295,000	45,297
QUALCOMM Inc.	850,000	42,092
Western Union Co.	2,200,000	40,150
Samsung Electronics Co., Ltd.1	954,500	39,882
ASML Holding NV1	156,200	27,502
Xiaomi Corp., Class B1,2	2,764,600	3,472
SK hynix, Inc.1	49,000	3,270
		1,110,755
Utilities 4.16%
ENGIE SA, bonus shares1	8,599,943	137,902
ENGIE SA1	1,261,493	20,228
China Gas Holdings Ltd.1	35,160,946	113,196
Iberdrola, SA, non-registered shares1	9,991,955	82,404
SSE PLC1	5,156,046	79,183
National Grid PLC1	5,245,340	57,023
China Resources Gas Group Ltd.1	10,932,000	43,029
E.ON SE1	3,000,000	33,246
ENN Energy Holdings Ltd.1	3,381,000	32,544
Naturgy Energy Group, SA1	1,083,812	30,231
Suez1	2,316,831	29,697
Red Eléctrica de Corporación, SA1	1,181,800	27,199
Guangdong Investment Ltd.1	10,970,000	20,944
Exelon Corp.	425,000	20,298
		727,124
Consumer discretionary 3.94%
Alibaba Group Holding Ltd. (ADR)2	904,500	152,399
Hyundai Motor Co.1	828,975	96,525
Galaxy Entertainment Group Ltd.1	9,648,000	67,897
Midea Group Co., Ltd., Class A1	9,835,000	64,794
Amazon.com, Inc.2	36,325	62,433
Sands China Ltd.1	12,246,800	58,550
LVMH Moët Hennessy-Louis Vuitton SE1	178,000	57,170
Kering SA1	99,433	49,977
Samsonite International SA1	12,990,000	38,197
Hyundai Mobis Co., Ltd.1	66,425	13,446
Ctrip.com International, Ltd. (ADR)2	345,000	11,489
Compass Group PLC1	399,000	8,537
Meituan Dianping, Class B1,2	708,400	4,818
NIKE, Inc., Class B	16,000	1,310
		687,542

American Funds Global Balanced Fund — Page 3 of 20

unaudited

Common stocks (continued) Industrials 3.25%	Shares	Value (000)
General Dynamics Corp.	700,300	$119,870
SMC Corp.1	284,500	93,403
Boeing Co.	180,000	69,412
Komatsu Ltd.1	2,375,800	60,363
Union Pacific Corp.	276,000	43,903
Aena SME, SA, non-registered shares1	240,483	41,530
Adani Ports & Special Economic Zone Ltd.1	7,610,000	36,261
Eiffage SA1	308,000	28,873
Airbus SE, non-registered shares1	198,500	22,836
ASSA ABLOY AB, Class B1	1,108,000	20,646
L3 Technologies, Inc.	98,000	19,294
BAE Systems PLC1	1,410,800	9,478
General Electric Co.	186,000	1,890
		567,759
Materials 2.49%
Rio Tinto PLC1	2,767,200	153,044
Vale SA, ordinary nominative (ADR)	7,339,397	91,302
Asahi Kasei Corp.1	7,507,200	82,202
Taiyo Nippon Sanso Corp.1	2,841,100	44,882
BHP Group PLC1	1,643,100	36,469
Alcoa Corp.2	377,000	11,189
Linde PLC	31,000	5,053
Akzo Nobel NV1	56,800	4,910
Air Liquide SA, non-registered shares1	32,000	3,887
Glencore PLC1	530,000	2,155
		435,093
Real estate 1.22%
Sun Hung Kai Properties Ltd.1	3,800,000	64,204
Link Real Estate Investment Trust REIT1	4,181,600	45,859
American Campus Communities, Inc. REIT	762,000	35,067
Crown Castle International Corp. REIT	188,000	22,007
Daito Trust Construction Co., Ltd.1	146,200	20,341
China Overseas Land & Investment Ltd.1	4,740,000	17,838
CK Asset Holdings Ltd.1	826,500	7,011
		212,327
Total common stocks (cost: $9,285,688,000)		10,255,498
Preferred securities 0.07% Financials 0.07%
Fannie Mae, Series S, 8.25% noncumulative2	528,625	4,705
Fannie Mae, Series T, 8.25% noncumulative2	167,000	1,403
Fannie Mae, Series R, 7.625% noncumulative2	104,000	832
Federal Home Loan Mortgage Corp., Series Z, 8.375% noncumulative2	570,650	5,079
Total preferred securities (cost: $6,859,000)		12,019

American Funds Global Balanced Fund — Page 4 of 20

unaudited

Bonds, notes & other debt instruments 34.83% Bonds & notes of governments & government agencies outside the U.S. 14.55%	Principal amount (000)	Value (000)
Abu Dhabi (Emirate of) 2.50% 20223	$11,100	$10,899
Abu Dhabi (Emirate of) 3.125% 20273	7,100	6,950
Australia (Commonwealth of), Series 128, 5.75% 2022	A$26,350	21,709
Australia (Commonwealth of), Series 133, 5.50% 2023	20,000	16,719
Bank of Thailand 1.50% 2019	THB374,500	11,984
Belgium (Kingdom of), Series 77, 1.00% 2026	€13,190	15,865
Brazil (Federative Republic of) 0% 2021	BRL105,000	24,275
Brazil (Federative Republic of) 0% 2022	146,000	30,881
Brazil (Federative Republic of) 10.00% 2025	173,819	50,733
Canada 1.00% 2022	C$13,000	9,631
Canada 2.25% 2025	38,300	29,914
Chile (Banco Central de) 4.00% 2023	CLP12,825,000	19,617
Chile (Banco Central de) 4.50% 2026	7,315,000	11,407
Colombia (Republic of) 3.875% 2027	$480	475
Colombia (Republic of) 4.50% 2029	2,060	2,111
Colombia (Republic of), Series B, 6.25% 2025	COP56,696,000	18,232
Egypt (Arab Republic of) 5.75% 2020	$3,600	3,643
European Financial Stability Facility 0.40% 2025	€13,200	15,314
European Investment Bank 2.25% 2022	$19,076	18,883
French Republic O.A.T. 1.00% 2025	€12,530	15,197
French Republic O.A.T. 0.75% 2028	13,000	15,157
French Republic O.A.T. 3.25% 2045	6,700	10,770
French Republic O.A.T. 2.00% 2048	4,000	5,101
Germany (Federal Republic of) 1.75% 2024	12,690	16,074
Germany (Federal Republic of) 0.50% 2027	25,000	29,877
Germany (Federal Republic of) 0.50% 2028	46,360	55,268
Germany (Federal Republic of) 2.50% 2046	10,220	16,922
Germany (Federal Republic of) 1.25% 2048	18,150	23,528
Greece (Hellenic Republic of) 3.50% 2023	3,100	3,639
Greece (Hellenic Republic of) 3.45% 2024	14,553	16,805
Greece (Hellenic Republic of) 3.375% 2025	9,850	11,192
Greece (Hellenic Republic of) 3.75% 2028	5,850	6,644
Greece (Hellenic Republic of) 3.90% 2033	7,100	7,687
Greece (Hellenic Republic of) 4.00% 2037	7,400	7,728
Greece (Hellenic Republic of) 4.20% 2042	7,400	7,720
Honduras (Republic of) 8.75% 2020	$4,935	5,315
India (Republic of) 7.80% 2021	INR376,800	5,392
India (Republic of) 7.68% 2023	467,000	6,679
India (Republic of) 7.35% 2024	100,000	1,409
India (Republic of) 6.97% 2026	3,189,000	43,664
India (Republic of) 7.59% 2026	492,100	6,982
India (Republic of) 6.79% 2027	241,000	3,224
India (Republic of) 7.59% 2029	280,000	3,956
Indonesia (Republic of) 4.875% 2021	$9,100	9,392
Indonesia (Republic of) 4.875% 20213	1,500	1,548
Indonesia (Republic of) 3.75% 2022	4,895	4,927
Indonesia (Republic of) 3.375% 2023	640	632
Indonesia (Republic of) 4.75% 2026	4,800	4,988
Indonesia (Republic of), Series 64, 6.125% 2028	IDR43,319,000	2,693
Indonesia (Republic of), Series 78, 8.25% 2029	182,776,000	13,208
Indonesia (Republic of), Series 74, 7.50% 2032	78,000,000	5,115
Ireland (Republic of) 0% 2022	€25,900	29,813
Ireland (Republic of) 3.90% 2023	11,430	15,255
Ireland (Republic of) 0.90% 2028	21,880	25,471
Israel (State of) 2.00% 2027	ILS41,410	11,530

American Funds Global Balanced Fund — Page 5 of 20

unaudited

Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Israel (State of) 1.50% 2029	€3,250	$3,803
Israel (State of) 5.50% 2042	ILS61,800	24,063
Italy (Republic of) 0.95% 2023	€5,500	6,211
Italy (Republic of) 4.50% 2024	5,100	6,640
Italy (Republic of) 1.45% 2025	8,060	8,970
Italy (Republic of) 2.05% 2027	16,030	17,941
Japan, Series 395, 0.10% 2020	¥13,120,000	121,049
Japan, Series 394, 0.10% 2020	7,670,000	70,752
Japan, Series 128, 0.10% 2021	1,566,600	14,475
Japan, Series 315, 1.20% 2021	3,045,000	28,867
Japan, Series 134, 0.10% 2022	3,485,000	32,331
Japan, Series 17, 0.10% 20234	246,515	2,315
Japan, Series 19, 0.10% 20244	1,480,440	13,951
Japan, Series 18, 0.10% 20244	708,560	6,668
Japan, Series 337, 0.30% 2024	4,469,800	42,151
Japan, Series 20, 0.10% 20254	665,480	6,284
Japan, Series 340, 0.40% 2025	2,790,000	26,566
Japan, Series 21, 0.10% 20264	1,319,604	12,521
Japan, Series 346, 0.10% 2027	13,020,000	121,668
Japan, Series 145, 1.70% 2033	4,540,000	50,464
Japan, Series 150, 1.40% 2034	660,000	7,107
Japan, Series 21, 2.30% 2035	1,360,000	16,538
Japan, Series 161, 0.60% 2037	800,000	7,623
Japan, Series 36, 2.00% 2042	200,000	2,423
Japan, Series 42, 1.70% 2044	437,000	5,076
Japan, Series 53, 0.60% 2046	1,311,500	11,997
Japan, Series 57, 0.80% 2047	2,356,350	22,590
Japan, Series 59, 0.70% 2048	2,350,000	21,942
Kazahkstan (Republic of) 1.55% 2023	€2,455	2,865
Kenya (Republic of) 5.875% 2019	$1,400	1,408
KfW 2.125% 2022	9,743	9,594
Kuwait (State of) 2.75% 20223	7,300	7,209
Lithuania (Republic of) 7.375% 2020	2,900	3,025
Lithuania (Republic of) 6.625% 20223	1,000	1,095
Maharashtra (State of) 8.12% 2025	INR269,020	3,795
Malaysia (Federation of), Series 0314, 4.048% 2021	MYR13,400	3,308
Malaysia (Federation of), Series 0215, 3.795% 2022	16,000	3,914
Malaysia (Federation of), Series 0115, 3.955% 2025	15,000	3,659
Malaysia (Federation of), Series 0311, 4.392% 2026	27,400	6,852
Malaysia (Federation of), Series 0310, 4.498% 2030	49,650	12,401
Malaysia (Federation of), Series 0411, 4.232% 2031	13,300	3,225
Morocco (Kingdom of) 4.25% 2022	$5,700	5,770
Morocco (Kingdom of) 4.25% 20223	500	506
Morocco (Kingdom of) 5.50% 2042	3,500	3,674
National Highways Authority of India 7.17% 2021	INR480,000	6,614
National Highways Authority of India 7.27% 2022	100,000	1,385
Norway (Kingdom of) 3.75% 2021	NKr37,000	4,643
Nova Scotia (Province of) 3.15% 2051	C$5,500	4,199
Pakistan (Islamic Republic of) 6.75% 2019	$3,700	3,723
Panama (Republic of) 4.50% 20475	9,000	9,178
Peru (Republic of) 6.15% 2032	PEN69,700	21,327
Peru (Republic of) 5.625% 2050	$375	458
Poland (Republic of) 4.00% 2024	1,805	1,872
Poland (Republic of) 3.25% 2026	8,605	8,559
Poland (Republic of), Series 0420, 1.50% 2020	PLN6,000	1,616

American Funds Global Balanced Fund — Page 6 of 20

unaudited

Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Poland (Republic of), Series 1020, 5.25% 2020	PLN118,050	$33,806
Poland (Republic of), Series 0421, 2.00% 2021	24,900	6,775
Poland (Republic of), Series 1021, 5.75% 2021	178,800	53,389
Poland (Republic of), Series 1023, 4.00% 2023	89,600	26,209
Poland (Republic of), Series 0725, 3.25% 2025	109,100	30,830
Poland (Republic of), Series 0727, 2.50% 2027	29,951	7,968
Portuguese Republic 2.875% 2025	€16,750	21,644
PT Indonesia Asahan Aluminium Tbk 5.23% 20213	$2,085	2,156
PT Indonesia Asahan Aluminium Tbk 5.71% 20233	760	801
PT Indonesia Asahan Aluminium Tbk 6.53% 20283	390	429
Qatar (State of) 5.25% 2020	1,300	1,328
Qatar (State of) 4.50% 20223	1,000	1,036
Qatar (State of) 3.875% 20233	690	704
Qatar (State of) 4.50% 20283	20,940	22,151
Qatar (State of) 5.103% 20483	1,345	1,446
Quebec (Province of) 2.375% 2022	4,142	4,099
Romania 2.875% 2029	€8,450	9,409
Romania 3.875% 2035	5,010	5,641
Romania 3.375% 2038	7,295	7,590
Romania 4.125% 2039	3,825	4,291
Romania 5.125% 20483	$11,900	11,753
Russian Federation 7.00% 2023	RUB1,015,870	15,043
Russian Federation 7.00% 2023	190,900	2,841
Saskatchewan (Province of) 3.05% 2028	C$8,000	6,267
Saudi Arabia (Kingdom of) 2.375% 20213	$1,650	1,606
Saudi Arabia (Kingdom of) 2.894% 20223	3,800	3,741
Saudi Arabia (Kingdom of) 3.628% 20273	3,800	3,740
Saudi Arabia (Kingdom of) 3.625% 20283	8,235	7,975
Saudi Arabia (Kingdom of) 4.50% 20303	7,505	7,669
Saudi Arabia (Kingdom of) 5.00% 2049	4,000	3,973
South Africa (Republic of) 5.50% 2020	3,700	3,771
South Africa (Republic of), Series R-2023, 7.75% 2023	ZAR59,300	4,474
South Africa (Republic of), Series R-214, 6.50% 2041	363,250	19,691
South Africa (Republic of), Series 2044, 8.75% 2044	258,750	17,886
South Korea (Republic of), Series 2203, 1.875% 2022	KRW7,870,000	7,075
South Korea (Republic of), Series 2209, 2.00% 2022	17,300,000	15,616
Spain (Kingdom of) 1.45% 2027	€37,805	44,683
Spain (Kingdom of) 1.50% 2027	20,525	24,433
Spain (Kingdom of) 2.90% 2046	4,150	5,321
Spain (Kingdom of) 2.70% 2048	16,800	20,545
Sri Lanka (Republic of) 6.25% 2020	$3,700	3,726
Sweden (Kingdom of) 1.125% 20193	6,800	6,730
Thailand (Kingdom of) 1.875% 2022	THB684,900	21,877
Thailand (Kingdom of) 3.85% 2025	283,400	9,987
Thailand (Kingdom of) 2.125% 2026	849,050	26,771
Thailand (Kingdom of) 3.775% 2032	156,600	5,572
Turkey (Republic of) 7.00% 2020	$3,600	3,699
Turkey (Republic of) 7.10% 2023	TRY104,600	15,467
Turkey (Republic of) 7.25% 2023	$3,605	3,786
United Kingdom 4.75% 2020	£25	34
United Kingdom 1.75% 2022	11,200	15,175
United Kingdom 2.75% 2024	5,310	7,657
United Kingdom 1.25% 2027	11,750	15,563
United Kingdom 4.25% 2027	11,340	18,787
United Kingdom 3.25% 2044	12,800	21,963

American Funds Global Balanced Fund — Page 7 of 20

unaudited

Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
United Kingdom 3.50% 2045	£4,400	$7,908
United Kingdom 1.50% 2047	12,860	16,027
United Mexican States 4.15% 2027	$3,820	3,764
United Mexican States 4.35% 2047	4,250	3,798
United Mexican States, Series M, 8.00% 2020	MXN146,000	7,614
United Mexican States, Series M, 6.50% 2021	536,000	27,028
United Mexican States, Series M, 6.50% 2022	890,800	44,285
United Mexican States, Series M, 8.00% 2023	605,000	31,388
United Mexican States, Series M20, 10.00% 2024	362,200	20,458
United Mexican States, Series M, 5.75% 2026	1,929,400	86,904
United Mexican States, Series M, 7.50% 2027	189,000	9,336
United Mexican States, Series M30, 10.00% 2036	96,000	5,595
United Mexican States, Series M, 7.75% 2042	100,700	4,730
Uruguay (Oriental Republic of) 9.875% 2022	UYU47,470	1,467
Uruguay (Oriental Republic of) 8.50% 2028	229,512	6,135
		2,541,640
U.S. Treasury bonds & notes 11.60% U.S. Treasury 9.85%
U.S. Treasury 2.00% 2021	$77,625	76,936
U.S. Treasury 2.125% 2021	49,555	49,147
U.S. Treasury 2.125% 2021	12,700	12,604
U.S. Treasury 2.625% 2021	62,900	63,126
U.S. Treasury 1.75% 2022	176,135	172,274
U.S. Treasury 1.875% 2022	170,147	166,897
U.S. Treasury 1.75% 2023	7,000	6,804
U.S. Treasury 2.25% 2023	60,880	60,342
U.S. Treasury 2.375% 2023	14,750	14,719
U.S. Treasury 2.50% 2023	124,600	124,918
U.S. Treasury 2.625% 2023	106,970	107,765
U.S. Treasury 2.625% 2023	20,120	20,277
U.S. Treasury 2.75% 20236	218,725	221,481
U.S. Treasury 2.125% 2024	37,600	36,915
U.S. Treasury 2.25% 2024	9,100	8,987
U.S. Treasury 2.50% 2024	18,750	18,787
U.S. Treasury 2.125% 2025	20,240	19,794
U.S. Treasury 2.75% 2025	62,610	63,515
U.S. Treasury 2.875% 2025	17,920	18,319
U.S. Treasury 2.00% 2026	15,700	15,077
U.S. Treasury 2.25% 2027	35,882	34,879
U.S. Treasury 2.25% 2027	18,600	18,160
U.S. Treasury 2.375% 2027	38,600	38,023
U.S. Treasury 2.75% 20286	150,950	152,592
U.S. Treasury 2.875% 2028	87,700	89,518
U.S. Treasury 2.875% 2028	2,680	2,736
U.S. Treasury 2.75% 20476	34,250	32,534
U.S. Treasury 3.00% 20486	50,000	49,909
U.S. Treasury 3.00% 2048	22,725	22,684
		1,719,719
U.S. Treasury inflation-protected securities 1.75%
U.S. Treasury Inflation-Protected Security 0.125% 20224	3,672	3,612
U.S. Treasury Inflation-Protected Security 0.125% 20244	111,412	108,565
U.S. Treasury Inflation-Protected Security 0.625% 20244	28,109	28,056
U.S. Treasury Inflation-Protected Security 0.25% 20254	44,112	42,977

American Funds Global Balanced Fund — Page 8 of 20

unaudited

Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury inflation-protected securities (continued)	Principal amount (000)	Value (000)
U.S. Treasury Inflation-Protected Security 2.375% 20254	$2,741	$3,009
U.S. Treasury Inflation-Protected Security 0.625% 20264	22,702	22,540
U.S. Treasury Inflation-Protected Security 0.375% 20274	59,896	58,143
U.S. Treasury Inflation-Protected Security 0.375% 20274	25,936	25,203
U.S. Treasury Inflation-Protected Security 0.50% 20284	2,452	2,393
U.S. Treasury Inflation-Protected Security 1.375% 20444	11,573	12,330
		306,828
Total U.S. Treasury bonds & notes		2,026,547
Corporate bonds & notes 7.11% Financials 1.51%
ACE INA Holdings Inc. 2.875% 2022	645	645
ACE INA Holdings Inc. 3.35% 2026	645	645
ACE INA Holdings Inc. 4.35% 2045	665	707
Allianz SE 4.75% (undated) (3-month EUR-EURIBOR + 3.60% on 10/24/2023)7	€9,000	11,588
Aviva PLC, subordinated 6.125% 2043 (5 year EURO Mid Swap + 5.13% on 7/5/2023)7	2,500	3,275
AXA SA, junior subordinated 5.453% (undated)7	£5,625	7,721
Banco Bilbao Vizcaya Argentaria SA 3.50% 2024 (5 year EURO Mid Swap + 2.55% on 4/11/2019)7	€5,800	6,674
Banco de Crédito del Perú 5.375% 20203	$125	129
Banco del Estado de Chile 2.668% 20213	2,250	2,210
Banco Nacional de Comercio Exterior SNC 3.80% 2026 (UST Yield Curve Rate T Note Constant Maturity 5 year + 3.00% on 8/11/2021)3,7	1,550	1,505
Bank of America Corp. 3.55% 2024 (3-month USD-LIBOR + 0.78% on 3/5/2023)7	2,100	2,113
Bank of America Corp. 3.419% 2028 (3-month USD-LIBOR + 1.04% on 12/20/2027)7	3,402	3,285
Barclays Bank PLC 6.00% 2021	€1,400	1,742
Barclays Bank PLC 10.00% 2021	£3,700	5,603
Barclays Bank PLC 6.625% 2022	€725	947
Citigroup Inc. 3.20% 2026	$6,329	6,066
Crédit Agricole SA 4.375% 20253	3,350	3,330
Credit Suisse Group AG 3.00% 2021	3,450	3,446
Goldman Sachs Group, Inc. 2.55% 2019	670	668
Goldman Sachs Group, Inc. 5.25% 2021	900	944
Goldman Sachs Group, Inc. 2.905% 2023 (3-month USD-LIBOR + 0.99% on 7/24/2022)7	6,000	5,877
Goldman Sachs Group, Inc. 3.20% 2023	4,000	3,982
Goldman Sachs Group, Inc. 3.50% 2025	10,205	10,067
Goldman Sachs Group, Inc. 3.75% 2026	1,000	992
Goldman Sachs Group, Inc. 4.75% 2045	2,835	2,940
Groupe BPCE SA 5.70% 20233	7,625	7,975
Groupe BPCE SA 2.75% 2026 (5 year EURO Mid Swap + 1.83% on 7/8/2021)7	€5,400	6,385
HSBC Holdings PLC 4.125% 20203	$560	568
HSBC Holdings PLC 2.95% 2021	570	568
HSBC Holdings PLC 3.033% 2023 (3-month USD-LIBOR + 0.923% on 11/12/2022)7	4,670	4,599
HSBC Holdings PLC 3.95% 2024 (3-month USD-LIBOR + 0.987% on 5/18/2023)7	1,400	1,420
HSBC Holdings PLC 3.90% 2026	3,365	3,355
HSBC Holdings PLC 4.292% 2026 (3-month USD-LIBOR + 1.348% on 9/12/2025)7	6,025	6,125
Intesa Sanpaolo SpA 6.625% 2023	€2,600	3,421
Intesa Sanpaolo SpA 5.017% 20243	$42,625	39,163
JPMorgan Chase & Co. 2.55% 2021	11,921	11,848
JPMorgan Chase & Co. 3.25% 2022	1,850	1,866
JPMorgan Chase & Co. 2.70% 2023	4,225	4,153
Lloyds Banking Group PLC 6.50% 2020	€4,940	6,010
Lloyds Banking Group PLC 7.625% 2025	£1,225	2,034
Morgan Stanley 3.125% 2026	$3,175	3,049

American Funds Global Balanced Fund — Page 9 of 20

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Morgan Stanley 3.875% 2026	$2,705	$2,722
NN Group NV 4.625% 2044 (3-month EUR-LIBOR + 3.95% on 4/8/2024)7	€2,000	2,481
NN Group NV 4.50% (undated) (3-month EUR-LIBOR + 4.00% on 1/15/2026)7	3,000	3,572
PNC Financial Services Group, Inc. 2.854% 20227	$2,000	1,973
Rabobank Nederland 3.875% 2023	€2,400	3,092
Rabobank Nederland 4.625% 2023	$3,750	3,850
Rabobank Nederland 2.50% 2026 (5 year EURO Mid Swap + 1.40% on 5/26/2021)7	€5,450	6,466
Santander Holdings USA, Inc. 4.45% 2021	$7,400	7,529
Skandinaviska Enskilda Banken AB 2.80% 2022	12,500	12,374
Turkiye Garanti Bankasi AS 5.875% 2023	5,438	5,260
Turkiye Garanti Bankasi AS 6.125% 20277	13,200	11,602
UniCredit SpA 3.75% 20223	5,000	4,866
UniCredit SpA 4.625% 20273	3,800	3,573
Wells Fargo & Co. 3.584% 2028 (3-month USD-LIBOR + 1.31% on 5/15/2027)7	5,210	5,156
		264,156
Health care 1.45%
Abbott Laboratories 3.75% 2026	2,266	2,311
AbbVie Inc. 2.50% 2020	7,400	7,358
AbbVie Inc. 3.20% 2026	4,852	4,603
AbbVie Inc. 4.50% 2035	535	506
Aetna Inc. 2.80% 2023	395	385
Allergan PLC 3.00% 2020	1,870	1,869
Allergan PLC 3.80% 2025	17,003	16,965
Allergan PLC 4.75% 2045	214	207
Amgen Inc. 1.85% 2021	770	748
AstraZeneca PLC 3.50% 2023	4,500	4,537
Baxalta Inc. 4.00% 2025	777	772
Bayer US Finance II LLC 3.875% 20233	2,582	2,581
Bayer US Finance II LLC 4.25% 20253	419	418
Becton, Dickinson and Co. 2.675% 2019	4,356	4,339
Becton, Dickinson and Co. 2.894% 2022	2,545	2,501
Becton, Dickinson and Co. 3.734% 2024	1,178	1,176
Becton, Dickinson and Co. 3.70% 2027	2,895	2,832
Cigna Corp. 3.40% 20213	1,480	1,488
Cigna Corp. 4.125% 20253	3,250	3,321
CVS Health Corp. 3.125% 2020	1,600	1,602
CVS Health Corp. 3.35% 2021	845	849
CVS Health Corp. 3.70% 2023	1,155	1,165
CVS Health Corp. 4.10% 2025	1,090	1,111
CVS Health Corp. 4.30% 2028	1,824	1,849
CVS Health Corp. 4.78% 2038	635	639
CVS Health Corp. 5.05% 2048	5,767	5,938
EMD Finance LLC 2.40% 20203	5,000	4,954
EMD Finance LLC 3.25% 20253	10,600	10,276
Medtronic, Inc. 3.50% 2025	8,000	8,167
Roche Holdings, Inc. 3.35% 20243	17,400	17,684
Shire PLC 2.40% 2021	5,857	5,704
Shire PLC 2.875% 2023	23,981	23,137
Shire PLC 3.20% 2026	27,301	25,468
Takeda Pharmaceutical Co. Ltd. 3.80% 20203	3,200	3,234
Takeda Pharmaceutical Co., Ltd. 4.40% 20233	4,470	4,610
Takeda Pharmaceutical Co., Ltd. 2.25% 2026	€5,875	7,003
Teva Pharmaceutical Finance Co. BV 3.15% 2026	$69,622	57,912

American Funds Global Balanced Fund — Page 10 of 20

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Teva Pharmaceutical Finance Co. BV 4.10% 2046	$7,700	$5,677
Valeant Pharmaceuticals International, Inc. 6.125% 20253	7,454	7,063
		252,959
Energy 0.87%
Chevron Corp. 1.961% 2020	5,175	5,140
Chevron Corp. 2.498% 2022	9,180	9,133
Enbridge Energy Partners, LP 5.875% 2025	1,845	2,043
Enbridge Energy Partners, LP 7.375% 2045	5,035	6,852
Enbridge Inc. 4.25% 2026	2,685	2,760
Enbridge Inc. 3.70% 2027	2,083	2,052
Energy Transfer Partners, LP 4.00% 2027	3,067	2,914
Energy Transfer Partners, LP 4.20% 2027	610	588
Energy Transfer Partners, LP 6.00% 2048	565	582
Halliburton Co. 3.80% 2025	1,410	1,425
Kinder Morgan Energy Partners, LP 5.00% 2043	1,980	1,934
Kinder Morgan, Inc. 4.30% 2025	20,905	21,438
Kinder Morgan, Inc. 5.55% 2045	6,894	7,246
Petróleos Mexicanos 6.875% 2026	6,715	6,648
Petróleos Mexicanos 7.47% 2026	MXN122,000	4,785
Petróleos Mexicanos 6.50% 2027	$3,975	3,821
Petróleos Mexicanos 6.35% 2048	6,415	5,389
Schlumberger BV 4.00% 20253	1,970	2,002
Shell International Finance BV 3.50% 2023	9,735	10,002
Statoil ASA 3.25% 2024	4,100	4,187
Statoil ASA 3.70% 2024	1,475	1,524
TransCanada Corp. 5.875% 2076 (3-month USD-LIBOR + 4.64% on 8/15/2026)7	18,000	17,598
Transocean Inc. 5.80% 20227	5,100	4,934
Transportadora de Gas Peru SA 4.25% 20283,5	1,700	1,698
Tullow Oil PLC 6.25% 2022	5,000	4,954
Williams Partners LP 4.30% 2024	2,000	2,047
Williams Partners LP 3.90% 2025	945	947
Williams Partners LP 4.00% 2025	18,185	18,198
		152,841
Consumer staples 0.87%
Altria Group, Inc. 2.625% 2020	1,700	1,694
Altria Group, Inc. 4.75% 2021	1,500	1,550
Anheuser-Busch InBev NV 4.15% 2025	4,460	4,587
Anheuser-Busch InBev NV 4.00% 2028	2,800	2,788
Anheuser-Busch InBev NV 4.75% 2029	3,950	4,111
British American Tobacco PLC 2.297% 2020	33,000	32,582
British American Tobacco PLC 2.764% 2022	15,270	14,838
British American Tobacco PLC 3.557% 2027	4,460	4,080
British American Tobacco PLC 4.39% 2037	1,940	1,652
Conagra Brands, Inc. 4.30% 2024	6,130	6,189
General Mills, Inc. 3.20% 2021	815	820
JBS ESAL LLC 6.25% 2023	5,835	5,864
JBS SA 7.25% 2024	6,155	6,388
Keurig Dr Pepper Inc. 4.597% 20283	4,975	5,103
Keurig Dr Pepper Inc. 5.085% 20483	2,625	2,619
Philip Morris International Inc. 2.00% 2020	1,483	1,470
Philip Morris International Inc. 2.625% 2022	1,500	1,475
Philip Morris International Inc. 4.25% 2044	1,900	1,780

American Funds Global Balanced Fund — Page 11 of 20

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Reynolds American Inc. 4.00% 2022	$670	$676
Reynolds American Inc. 4.45% 2025	4,190	4,226
Wal-Mart Stores, Inc. 3.40% 2023	46,000	47,184
		151,676
Utilities 0.76%
Abu Dhabi National Energy Co. PJSC (TAQA) 3.625% 20233	4,800	4,780
Berkshire Hathaway Energy Co. 3.50% 2025	4,200	4,228
CMS Energy Corp. 3.60% 2025	2,000	1,977
CMS Energy Corp. 3.00% 2026	1,960	1,852
CMS Energy Corp. 3.45% 2027	890	858
Colbun SA 3.95% 20273	6,330	6,101
DTE Energy Co. 3.30% 2022	17,460	17,349
DTE Energy Co. 3.70% 2023	13,990	14,042
Dubai Electricity & Water Authority 7.375% 2020	750	799
Duke Energy Carolinas, Inc. 3.05% 2023	8,535	8,569
Duke Energy Corp. 3.75% 2024	3,950	4,020
Duke Energy Corp. 2.65% 2026	4,700	4,383
Duke Energy Progress, LLC 3.70% 2028	2,400	2,437
Enel Finance International SA 2.75% 20233	10,800	10,220
Enel Finance International SA 3.625% 20273	6,375	5,738
Enel Finance International SA 3.50% 20283	3,800	3,354
Enersis Américas SA 4.00% 2026	1,215	1,185
Exelon Corp. 3.497% 20227	1,350	1,343
Exelon Corp. 3.40% 2026	4,390	4,247
FirstEnergy Corp. 3.90% 2027	5,935	5,814
FirstEnergy Corp. 3.50% 20283	1,390	1,315
FirstEnergy Corp. 4.85% 2047	1,085	1,102
Niagara Mohawk Power Corp. 3.508% 20243	2,380	2,389
Pacific Gas and Electric Co. 2.95% 2026	1,035	831
Pacific Gas and Electric Co. 3.30% 2027	1,775	1,429
Pacific Gas and Electric Co. 4.65% 20283	1,049	876
Pacific Gas and Electric Co. 6.35% 2038	2,533	2,254
Pacific Gas and Electric Co. 3.95% 2047	2,920	2,216
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series T, 3.375% 2023	2,004	2,018
State Grid Overseas Investment Ltd. 3.50% 20273	15,000	14,656
		132,382
Consumer discretionary 0.69%
Amazon.com, Inc. 3.30% 2021	47,700	48,610
Amazon.com, Inc. 2.80% 2024	7,345	7,302
Amazon.com, Inc. 3.15% 2027	2,130	2,114
DaimlerChrysler North America Holding Corp. 2.45% 2020	2,700	2,673
DaimlerChrysler North America Holding Corp. 2.00% 20213	10,275	9,964
DaimlerChrysler North America Holding Corp. 3.00% 20213	10,500	10,450
Ford Motor Credit Co. 3.20% 2021	4,000	3,913
Ford Motor Credit Co. 3.339% 2022	800	757
Hyundai Capital America 2.55% 20203	5,750	5,683
Hyundai Capital America 3.25% 20223	2,732	2,674
Hyundai Capital Services Inc. 2.625% 20203	2,185	2,153
Hyundai Capital Services Inc. 3.75% 20233	5,400	5,378
McDonald’s Corp. 3.35% 2023	2,335	2,358
Volkswagen Group of America Finance, LLC 3.875% 20203	3,700	3,743
Volkswagen Group of America Finance, LLC 4.00% 20213	3,700	3,747

American Funds Global Balanced Fund — Page 12 of 20

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Volkswagen Group of America Finance, LLC 4.25% 20233	$6,300	$6,380
Volkswagen Group of America Finance, LLC 4.625% 20253	3,270	3,311
		121,210
Communication services 0.48%
AT&T Inc. 4.25% 2027	2,130	2,158
AT&T Inc. 4.10% 2028	5,457	5,421
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 20263	10,050	10,251
CenturyLink, Inc. 7.50% 2024	3,685	3,745
CenturyLink, Inc., Series T, 5.80% 2022	4,907	4,942
Comcast Corp. 3.95% 2025	2,375	2,461
Deutsche Telekom International Finance BV 1.95% 20213	1,625	1,569
Deutsche Telekom International Finance BV 2.82% 20223	4,625	4,555
Deutsche Telekom International Finance BV 4.375% 20283	6,025	6,095
Deutsche Telekom International Finance BV 9.25% 2032	1,510	2,152
France Télécom 5.375% 2050	£2,000	3,625
News America Inc. 3.00% 2022	$20,000	20,001
Sprint Corp. 11.50% 2021	925	1,076
Time Warner Inc. 4.75% 2021	1,300	1,342
T-Mobile US, Inc. 6.375% 2025	2,500	2,600
T-Mobile US, Inc. 6.50% 2026	11,275	11,951
Verizon Communications Inc. 4.272% 2036	241	235
		84,179
Information technology 0.16%
Apple Inc. 2.50% 2022	2,970	2,953
Apple Inc. 3.35% 2027	2,650	2,662
Microsoft Corp. 2.40% 2026	10,568	10,093
Microsoft Corp. 3.30% 2027	2,600	2,632
Oracle Corp. 2.65% 2026	5,224	4,982
Oracle Corp. 3.25% 2027	4,246	4,186
		27,508
Real estate 0.13%
American Campus Communities, Inc. 3.35% 2020	145	145
American Campus Communities, Inc. 3.75% 2023	3,040	3,034
American Campus Communities, Inc. 4.125% 2024	3,730	3,765
Corporate Office Properties LP 3.60% 2023	240	235
Essex Portfolio LP 3.50% 2025	5,120	5,016
Essex Portfolio LP 3.375% 2026	1,545	1,490
Scentre Group 3.75% 20273	790	770
WEA Finance LLC 2.70% 20193	1,070	1,067
WEA Finance LLC 3.25% 20203	3,405	3,403
WEA Finance LLC 3.75% 20243	2,070	2,082
Westfield Corp. Ltd. 3.15% 20223	1,510	1,498
		22,505
Industrials 0.10%
Autoridad del Canal de Panama 4.95% 20353,5	1,300	1,334
Autoridad del Canal de Panama 4.95% 20355	1,025	1,052
DP World Crescent 4.848% 20283	1,125	1,138
ENA Norte Trust 4.95% 20283,5	777	791
GE Capital European Funding 5.375% 2020	€1,500	1,802
Lima Metro Line Finance Ltd. 5.875% 20343,5	$2,938	3,008

American Funds Global Balanced Fund — Page 13 of 20

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
Red de Carreteras de Occidente 9.00% 20285	MXN18,470	$915
Thomson Reuters Corp. 4.30% 2023	$1,950	1,980
United Technologies Corp. 4.125% 2028	5,000	5,142
		17,162
Materials 0.09%
First Quantum Minerals Ltd. 7.25% 20223	15,550	15,375
Total corporate bonds & notes		1,241,953
Mortgage-backed obligations 1.57% Other mortgage-backed securities 0.80%
Korea Housing Finance Corp. 2.50% 20203,5	3,600	3,560
Korea Housing Finance Corp. 2.00% 20213,5	5,900	5,710
Nykredit Realkredit AS, Series 01E, 1.50% 20375	DKr215,575	33,622
Nykredit Realkredit AS, Series 01E, 2.00% 20375	71,157	11,430
Nykredit Realkredit AS, Series 01E, 1.50% 20405	547,173	84,164
		138,486
Federal agency mortgage-backed obligations 0.76%
Fannie Mae 6.00% 20375	$121	133
Fannie Mae 4.00% 20415	146	151
Fannie Mae 4.00% 20415	115	118
Fannie Mae 4.00% 20415	95	99
Fannie Mae 4.00% 20415	30	31
Fannie Mae 4.00% 20485	12,250	12,547
Fannie Mae 3.50% 20495,8	24,128	24,250
Fannie Mae 3.50% 20495,8	14,372	14,432
Fannie Mae 4.00% 20495,8	44,250	45,297
Fannie Mae 4.50% 20495,8	31,600	32,837
Government National Mortgage Assn. 4.00% 20455	2,900	2,995
		132,890
Commercial mortgage-backed securities 0.01%
Core Industrial Trust, Series 2015-CALW, Class A, 3.04% 20343,5	1,859	1,860
Total mortgage-backed obligations		273,236
Total bonds, notes & other debt instruments (cost: $6,096,794,000)		6,083,376
Short-term securities 6.46%
American Honda Finance Corp. 2.58% due 2/19/2019	21,500	21,472
Argentinian Treasury Bills (32.91)%–1.13% due 2/28/2019–7/31/2020	ARS636,243	19,396
Bank of Montreal 2.57% due 2/1/2019	29,500	29,498
Bank of New York Mellon Corp. 2.38% due 2/1/2019	48,400	48,397
BASF SE 2.62% due 2/5/20193	50,000	49,983
Egyptian Treasury Bill 16.58% due 3/19/2019	EGP169,800	9,438
Fairway Finance Corp. 2.65% due 2/5/20193	$25,000	24,991
Federal Home Loan Bank 2.38%–2.41% due 2/21/2019–4/4/2019	150,000	149,535
Freddie Mac 2.36% due 2/20/2019	20,000	19,975
Mitsubishi UFJ Trust and Banking Corp. 2.64%–2.65% due 3/11/2019–3/21/20193	123,000	122,590
Mizuho Bank, Ltd. 2.56%–2.61% due 2/25/2019–3/15/20193	78,800	78,586
National Australia Bank Ltd. 2.65% due 2/25/20193	65,000	64,890
Nigerian Treasury Bills 11.84%–14.19% due 2/21/2019–9/19/2019	NGN6,518,000	17,505
Québec (Province of) 2.49% due 3/25/20193	66,200	65,958

American Funds Global Balanced Fund — Page 14 of 20

unaudited

Short-term securities (continued)	Principal amount (000)	Value (000)
Siemens Capital Co. LLC 2.53% due 2/19/20193	$50,000	$49,936
Société Générale 2.49% due 3/28/20193	51,900	51,697
Svenska Handelsbanken Inc. 2.60% due 4/16/20193	75,000	74,597
Swedbank AB 2.43%–2.44% due 3/26/2019–3/29/2019	75,700	75,413
Toronto-Dominion Bank 2.59%–2.65% due 2/20/2019–3/7/20193	118,900	118,668
U.S. Treasury Bills 2.38% due 2/19/2019	35,000	34,959
Total short-term securities (cost: $1,127,233,000)		1,127,484
Total investment securities 100.08% (cost: $16,516,574,000)		17,478,377
Other assets less liabilities (0.08)%		(14,101)
Net assets 100.00%		$17,464,276

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount9 (000)	Value at 1/31/201910 (000)	Unrealized appreciation at 1/31/2019 (000)
2 Year U.S. Treasury Note Futures	Long	54	April 2019	$10,800	$11,466	$51
5 Year U.S. Treasury Note Futures	Long	3,472	April 2019	347,200	398,792	4,672
10 Year Ultra U.S. Treasury Note Futures	Long	627	March 2019	62,700	81,941	1,734
10 Year U.S. Treasury Note Futures	Long	203	March 2019	20,300	24,861	665
						$7,122

Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 1/31/2019 (000)
Purchases (000)	Sales (000)
GBP11,000	USD13,886	Citibank	2/6/2019	$546
EUR4,893	USD5,570	UBS AG	2/6/2019	33
USD4,902	JPY531,600	HSBC Bank	2/7/2019	18
JPY840,000	USD7,706	Goldman Sachs	2/7/2019	10
DKK43,437	EUR5,820	HSBC Bank	2/7/2019	(2)
DKK43,438	EUR5,821	Citibank	2/7/2019	(2)
DKK43,785	EUR5,867	HSBC Bank	2/7/2019	(2)
DKK52,125	EUR6,985	Morgan Stanley	2/7/2019	(3)
DKK62,550	EUR8,381	JPMorgan Chase	2/7/2019	(3)
DKK51,082	EUR6,845	HSBC Bank	2/7/2019	(3)
DKK51,082	EUR6,845	HSBC Bank	2/7/2019	(3)
EUR46,542	DKK347,500	Citibank	2/7/2019	(8)
JPY840,000	USD7,816	Goldman Sachs	2/7/2019	(100)
USD14,805	EUR13,010	UBS AG	2/8/2019	(96)
USD29,129	EUR25,600	Citibank	2/8/2019	(192)
USD13,997	THB449,500	Citibank	2/8/2019	(393)
MYR39,770	USD9,668	JPMorgan Chase	2/11/2019	40
USD16,684	MYR69,100	JPMorgan Chase	2/11/2019	(183)
JPY2,541,000	USD22,535	JPMorgan Chase	2/13/2019	817
GBP5,700	USD7,296	JPMorgan Chase	2/14/2019	186
USD5,586	INR390,400	Goldman Sachs	2/14/2019	105
GBP1,150	USD1,466	HSBC Bank	2/14/2019	44

American Funds Global Balanced Fund — Page 15 of 20

unaudited

Forward currency contracts  (continued)

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 1/31/2019 (000)
Purchases (000)	Sales (000)
INR390,400	USD5,480	Citibank	2/14/2019	$1
EUR25,836	USD29,702	Bank of America, N.A.	2/14/2019	(97)
USD18,811	BRL69,950	Citibank	2/14/2019	(352)
USD23,238	INR1,635,300	JPMorgan Chase	2/15/2019	281
INR106,300	USD1,489	HSBC Bank	2/15/2019	3
USD14,893	PLN55,470	JPMorgan Chase	2/21/2019	(17)
USD20,120	ILS73,625	Bank of America, N.A.	2/21/2019	(157)
USD15,396	INR1,090,000	Citibank	2/22/2019	106
EUR1,690	USD1,931	Bank of America, N.A.	2/22/2019	7
USD2,374	EUR2,080	Bank of America, N.A.	2/22/2019	(11)
EUR33,860	USD39,133	Goldman Sachs	2/22/2019	(309)
USD16,380	BRL55,250	Citibank	2/25/2019	1,252
USD7,595	INR537,500	Goldman Sachs	2/25/2019	57
USD3,801	INR268,750	HSBC Bank	2/25/2019	32
USD3,797	INR268,750	Citibank	2/25/2019	29
INR529,000	USD7,410	JPMorgan Chase	2/25/2019	8
CAD9,000	USD6,846	Goldman Sachs	2/26/2019	7
EUR19,599	USD22,493	HSBC Bank	2/26/2019	(14)
JPY593,488	USD5,486	Bank of America, N.A.	2/26/2019	(27)
USD5,421	JPY593,488	Morgan Stanley	2/26/2019	(38)
USD22,776	CAD30,125	Citibank	2/26/2019	(164)
JPY5,467,800	USD50,527	JPMorgan Chase	2/26/2019	(234)
USD12,437	THB396,000	Citibank	2/26/2019	(245)
GBP5,750	USD7,427	UBS AG	2/27/2019	125
USD8,084	CAD10,700	HSBC Bank	2/27/2019	(64)
JPY3,351,199	EUR27,000	Citibank	2/27/2019	(143)
USD14,531	AUD20,225	UBS AG	2/27/2019	(177)
USD63,288	GBP49,000	UBS AG	2/27/2019	(1,064)
GBP43,695	USD56,681	HSBC Bank	2/28/2019	706
EUR35,373	USD40,310	Citibank	2/28/2019	268
NOK111,700	USD13,012	JPMorgan Chase	2/28/2019	248
PLN56,000	EUR13,045	Citibank	2/28/2019	92
GBP7,100	EUR8,077	Citibank	2/28/2019	59
EUR8,132	GBP7,100	Goldman Sachs	2/28/2019	4
USD17,984	GBP13,700	Morgan Stanley	2/28/2019	(9)
EUR26,009	PLN111,600	JPMorgan Chase	2/28/2019	(168)
USD8,957	BRL33,500	JPMorgan Chase	2/28/2019	(214)
USD13,202	INR943,300	UBS AG	3/1/2019	(20)
USD21,699	AUD30,400	UBS AG	3/4/2019	(409)
EUR41,191	USD47,014	Bank of America, N.A.	3/5/2019	257
JPY577,400	USD5,291	UBS AG	3/5/2019	23
USD7,763	INR555,238	JPMorgan Chase	3/5/2019	(16)
JPY1,475,775	EUR11,850	UBS AG	3/5/2019	(18)
NOK76,376	USD8,963	Citibank	3/6/2019	106
JPY760,071	USD6,948	Bank of America, N.A.	3/6/2019	48
GBP5,070	USD6,668	Citibank	3/6/2019	(8)
EUR7,254	PLN31,150	UBS AG	3/6/2019	(51)
USD27,494	BRL92,500	JPMorgan Chase	3/15/2019	2,200
BRL28,800	USD7,182	Citibank	3/15/2019	693
BRL51,400	USD13,458	JPMorgan Chase	3/15/2019	597
BRL26,600	USD6,774	JPMorgan Chase	3/15/2019	500

American Funds Global Balanced Fund — Page 16 of 20

unaudited

Forward currency contracts  (continued)

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 1/31/2019 (000)
Purchases (000)	Sales (000)
USD4,244	BRL14,800	JPMorgan Chase	3/15/2019	$197
BRL500	USD125	Bank of America, N.A.	3/15/2019	11
BRL31,310	USD8,291	JPMorgan Chase	3/18/2019	269
USD746	BRL2,810	HSBC Bank	3/18/2019	(22)
USD7,265	BRL28,500	JPMorgan Chase	3/18/2019	(526)
USD21,960	BRL88,000	Citibank	12/18/2019	(1,603)
USD2,489	BRL10,000	HSBC Bank	12/20/2019	(188)
				$2,630

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 1/31/2019 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 1/31/2019 (000)
U.S. EFFR	2.521%	5/1/2019	$4,632,000	$(644)	$—	$(644)
(0.0385)%	EONIA	12/4/2021	€131,100	455	—	455
(0.0405)%	EONIA	12/4/2021	130,500	446	—	446
					$—	$257

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

1	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $5,458,764,000, which represented 31.26% of the net assets of the fund. This amount includes $5,320,862,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
2	Security did not produce income during the last 12 months.
3	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,127,096,000, which represented 6.45% of the net assets of the fund.
4	Index-linked bond whose principal amount moves with a government price index.
5	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
6	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $7,914,000, which represented .05% of the net assets of the fund.
7	Step bond; coupon rate may change at a later date.
8	Purchased on a TBA basis.
9	Notional amount is calculated based on the number of contracts and notional contract size.
10	Value is calculated based on the notional amount and current market price.

American Funds Global Balanced Fund — Page 17 of 20

unaudited

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $262,100,000. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. The average month-end notional amount of open forward currency contracts while held was $1,306,063,000. Interest rate swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. The average month-end notional amount of interest rate swaps was $3,397,038,000.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the

American Funds Global Balanced Fund — Page 18 of 20

unaudited

security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of January 31, 2019 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Health care	$1,138,187	$400,389	$—	$1,538,576
Energy	648,228	752,166	—	1,400,394
Communication services	835,304	458,808	—	1,294,112
Consumer staples	422,451	727,601	—	1,150,052
Financials	185,157	946,607	—	1,131,764
Information technology	900,491	210,264	—	1,110,755
Utilities	20,298	706,826	—	727,124
Consumer discretionary	227,631	459,911	—	687,542
Industrials	254,369	313,390	—	567,759
Materials	107,544	327,549	—	435,093
Real estate	57,074	155,253	—	212,327
Preferred securities	12,019	—	—	12,019
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies outside the U.S.	—	2,541,640	—	2,541,640
U.S. Treasury bonds & notes	—	2,026,547	—	2,026,547
Corporate bonds & notes	—	1,241,953	—	1,241,953
Mortgage-backed obligations	—	273,236	—	273,236
Short-term securities	—	1,127,484	—	1,127,484
Total	$4,808,753	$12,669,624	$—	$17,478,377

American Funds Global Balanced Fund — Page 19 of 20

unaudited

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$7,122	$—	$—	$7,122
Unrealized appreciation on open forward currency contracts	—	9,985	—	9,985
Unrealized appreciation on interest rate swaps	—	901	—	901
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(7,355)	—	(7,355)
Unrealized depreciation on interest rate swaps	—	(644)	—	(644)
Total	$7,122	$2,887	$—	$10,009

*	Futures contracts, forward currency contracts and interest rate swaps are not included in the investment portfolio.

Key to abbreviations and symbols
ADR = American Depositary Receipts	INR = Indian rupees
ARS = Argentine pesos	JPY/¥ = Japanese yen
AUD/A$ = Australian dollars	KRW = South Korean won
BRL = Brazilian reais	LIBOR = London Interbank Offered Rate
CAD/C$ = Canadian dollars	MXN = Mexican pesos
CLP = Chilean pesos	MYR = Malaysian ringgits
COP = Colombian pesos	NGN = Nigerian naira
DKK/DKr = Danish kroner	NOK/NKr = Norwegian kroner
EFFR = Effective Federal Funds Rate	PEN = Peruvian nuevos soles
EGP = Egyptian pounds	PLN = Polish zloty
EONIA = Euro Overnight Index Average	RUB = Russian rubles
EUR/€ = Euros	TBA = To-be-announced
EURIBOR = Euro Interbank Offered Rate	THB = Thai baht
GBP/£ = British pounds	TRY = Turkish lira
HKD = Hong Kong dollars	USD/$ = U.S. dollars
IDR = Indonesian rupiah	UYU = Uruguayan pesos
ILS = Israeli shekels	ZAR = South African rand

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.

All Capital Group trademarks referenced are registered trademarks owned by The Capital Group Companies, Inc. or an affiliated company. All other company and product names mentioned are the trademarks or registered trademarks of their respective companies.

©2019 Capital Group. All rights reserved.

MFGEFPX-037-0319O-S66022	American Funds Global Balanced Fund — Page 20 of 20

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS GLOBAL BALANCED FUND

By /s/ Herbert Y. Poon
Herbert Y. Poon, Executive Vice President and Principal Executive Officer

Date: March 29, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Herbert Y. Poon
Herbert Y. Poon, Executive Vice President and Principal Executive Officer

Date: March 29, 2019

By /s/ Brian D. Bullard
Brian D. Bullard, Treasurer and Principal Financial Officer

Date: March 29, 2019